Statements of Shareholders Equity - Orbitz - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Interest Rate Swap [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Foreign Currency Gain (Loss) [Member] Accumulated Other Comprehensive Income (Loss) [Member]
Shareholders’ Equity/(Deficit) at Dec. 31, 2013	$ 41,722	$ 1,084	$ (52)	$ 1,055,213	$ (1,017,539)	$ 0	$ 3,016
Common stock, shares issued at Dec. 31, 2013		108,397,627
Treasury stock, shares held at Dec. 31, 2013			(25,237)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	17,280
Amortization of equity-based compensation awards granted to employees	4,979			4,979
Common shares issued pursuant to Exchange Agreement and Stock Purchase Agreement		$ 5		(5)
Common shares issued pursuant to Exchange Agreement and Stock Purchase Agreement		550,320
Common shares issed upon exercise of stock options	$ 467	$ 1		466
Common shares issed upon exercise of stock options	88,885
Common shares issued upon vesting of restricted stock units	$ 0	$ 17		(17)
Common shares issued upon vesting of restricted stock units		1,721,681
Other comprehensive income/(loss)	6,650
Currency translation adjustment	6,650
Unrealized gain on floating to fixed interest rate swaps	0					0
Shareholders’ Equity/(Deficit) at Dec. 31, 2014	$ 71,098	$ 1,107	$ (52)	$ 1,060,636	$ (1,000,259)	$ 0	$ 9,666
Common stock, shares issued at Dec. 31, 2014	110,758,513	110,758,513
Treasury stock, shares held at Dec. 31, 2014	(25,237)		(25,237)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	$ (25,190)
Shareholders’ Equity/(Deficit) at Jun. 30, 2015	$ 49,986
Common stock, shares issued at Jun. 30, 2015	0
Treasury stock, shares held at Jun. 30, 2015	0